First Trust Low Duration Strategic Focus ETF Average Annual Total Returns			12 Months Ended	56 Months Ended	60 Months Ended	72 Months Ended		79 Months Ended
		Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg 1-5 Year Government/Credit Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			3.76%		1.29%	1.85%
LDSF Blended Benchmark (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		4.64%		1.89%	2.66%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			1.25%	(1.38%)	(0.33%)	1.01%	1.28%	1.34%
First Trust Low Duration Strategic Focus ETF
Prospectus [Line Items]
Average Annual Return, Percent			4.17%		1.42%	2.11%
Performance Inception Date		Jan. 03, 2019
First Trust Low Duration Strategic Focus ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			2.27%		0.12%	0.80%
First Trust Low Duration Strategic Focus ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.45%		0.52%	1.05%

[1]	The Blended Benchmark consists of the following two indexes: 80% of the Bloomberg 1-5 Year Government/Credit Index which measures the performance of U.S. dollar-denominated U.S. Treasury bonds, government related bonds and investment grade U.S. corporate bonds that have a maturity between one and five years; and 20%of the ICE BofA US High Yield Constrained Index which tracks the performance of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market but caps issuer exposure at 2%.